Right-of-use assets and Lease liabilities - Maturity of Lease Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2019	Jan. 01, 2019
Disclosure of maturity analysis of lease payments [Line Items]
Lease liabilities	$ 273	$ 286
Less than one year [member]
Disclosure of maturity analysis of lease payments [Line Items]
Lease liabilities	53
Between one and two years [member]
Disclosure of maturity analysis of lease payments [Line Items]
Lease liabilities	37
Between two and three years [member]
Disclosure of maturity analysis of lease payments [Line Items]
Lease liabilities	32
Between three and four years [member]
Disclosure of maturity analysis of lease payments [Line Items]
Lease liabilities	26
Between four and five years [member]
Disclosure of maturity analysis of lease payments [Line Items]
Lease liabilities	15
After five years [member]
Disclosure of maturity analysis of lease payments [Line Items]
Lease liabilities	$ 110